Containers And Fixed Assets - Additional Information (Detail) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Property, Plant and Equipment [Line Items]
Trading containers	$ 4,831	$ 6,673
Containers held for sale	$ 43,245	$ 25,213